TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of taxes on income [Abstract]
Schedule of Reconciliation of Weighted Average Tax Rate Applicable to Income
The reported tax on the Company’s income before taxes differs from the theoretical amount that would arise using the weighted average tax rate applicable to income of the consolidated entities as follows:

	Year ended December 31,
	2018		2019		2020
		in USD		in USD		in USD
		thousands		thousands		thousands
Loss before taxes	23.0%	(22,962)	23.0%	(25,446)	23.0%	(30,021)

Theoretical tax benefit		(5,281)		(5,853)		(6,905)
Disallowed deductions (tax exempt income):
Loss (gain) on adjustment of warrants to fair value		(401)		(1,054)		(1,280)
Share-based compensation		581		405		292
Other		10		10		11
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created		5,091		6,492		7,882
Taxes on income for the reported year		-		-		-